Others - Financial instruments, additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Financial instruments
Foreign exchange gain (loss)	$ (114)	$ 544
Level 3
Financial instruments
Transfers into level 3			$ 0
Transfers out of level 3			0
Liquidity risk
Financial instruments
Money market position	$ 159,919		$ 159,010